GUARANTEES AND CONTINGENCIES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) subsidiary	Dec. 31, 2016 USD ($)
Disclosure of contingent liabilities [line items]
Number of subsidiaries which administer deposits | subsidiary	2
Deposits from customers	$ 96	$ 73
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Contingent liabilities related to third parties	$ 1,614	$ 1,093